Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Composition in 2020
Balance at beginning of year	$ 508	$ 166
Additions during year	336	469
Interest expense during year	85	76
Termination during year	(52)	(44)
Payments during year	(214)	(159)
Balance at end of year	663	508
Property [Member]
Composition in 2020
Balance at beginning of year	431	19
Additions during year	174	443
Interest expense during year	77	49
Payments during year	(148)	(80)
Balance at end of year	534	431
Property [Member] | Short-term lease liabilities [Member]
Composition in 2020
Balance at beginning of year	135
Balance at end of year	235	135
Property [Member] | Long-term lease liabilities [Member]
Composition in 2020
Balance at beginning of year	296
Balance at end of year	299	296
Motor vehicles [Member]
Composition in 2020
Balance at beginning of year	77	147
Additions during year	162	26
Interest expense during year	8	27
Termination during year	(52)	(44)
Payments during year	(66)	(79)
Balance at end of year	129	77
Motor vehicles [Member] | Short-term lease liabilities [Member]
Composition in 2020
Balance at beginning of year	49
Balance at end of year	63	49
Motor vehicles [Member] | Long-term lease liabilities [Member]
Composition in 2020
Balance at beginning of year	28
Balance at end of year	$ 66	$ 28